LoCorr Market Trend Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 8.31%
American Homes 4 Rent Trust, 2014-SFR2 A (a)	10/17/2036	3.79%	$386,903	$408,419
AmeriCredit Automobile Receivables Trust, 2021-2 A3	12/18/2026	0.34%	930,000	927,464
AMSR Trust, 2020-SFR1 A (a)	04/17/2037	1.82%	324,688	327,584
Angel Oak Mortgage Trust LLC, 2020-5 A3 (a)(d)	05/25/2065	2.04%	52,362	52,751
CarMax Auto Owner Trust
Series 2018-4 A3	09/15/2023	3.36%	1,018,990	1,030,031
Series 2021-4 A3	09/15/2026	0.56%	595,000	593,397
Carvana Auto Receivables Trust, 2021-P2 A3	03/10/2026	0.49%	900,000	899,132
CenterPoint Energy Residential Bond, 2009-1 A3	08/15/2023	4.24%	552,840	566,187
Corevest American Finance Trust, 2020-1 A1 (a)	03/17/2050	1.83%	355,687	361,211
DB Master Finance LLC, 2019-1A A2I (a)	05/20/2049	3.79%	1,624,840	1,631,838
Ford Credit Auto Lease Trust, 2019-B A3	10/15/2022	2.22%	100,569	100,651
GM Financial Automobile Leasing Trust, 2021-2 A4	05/20/2025	0.41%	1,050,000	1,049,282
GM Financial Consumer Automobile Receivables Trust
Series 2018-4 A3	10/16/2023	3.21%	659,280	664,763
Series 2021-1 A-3	10/16/2025	0.35%	750,000	750,133
Series 2021-3 A-3	06/16/2026	0.48%	1,000,000	998,515
Hilton Grand Vacations Trust, 2019-AA A (a)	07/25/2033	2.34%	555,454	569,986
Honda Auto Receivables Owner Trust
Series 2019-1 A3	03/20/2023	2.83%	277,741	280,107
Series 2020-3 A3	10/18/2024	0.37%	1,400,000	1,401,563
Hyundai Auto Receivables Trust, 2020-C A3	05/15/2025	0.38%	1,150,000	1,150,830
Invitation Homes Trust
Series 2017-SFR2 A (1 Month LIBOR USD + 0.850%) (a)(c)	12/19/2036	0.93%	148,907	148,931
Series 2018-SFR1 A (1 Month LIBOR USD + 0.700%) (a)(c)	03/19/2037	0.78%	427,562	428,125
Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	0.98%	426,307	426,897
Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	1.08%	451,646	452,403
Series 2018-SFR4 A (1 Month LIBOR USD + 1.100%) (a)(c)	01/19/2038	1.18%	680,209	681,255
Morgan Stanley Capital I Trust, 2004-HE6 M1 (1 Month LIBOR USD + 0.825%) (c)	08/25/2034	0.64%	154,365	153,219
MVW Owner Trust, 2019-1A A (a)	11/20/2036	2.89%	500,643	514,556
PFS Financing Corp.
Series 2020-F A (a)	08/15/2024	0.93%	700,000	703,795
Series 2020-G A (a)	02/17/2026	0.97%	500,000	502,878
Taco Bell Funding LLC, 2021-1A A21 (a)	08/25/2051	1.95%	1,025,000	1,023,861
Toyota Lease Owner Trust, 2021-B A-3 (a)	10/21/2024	0.42%	1,090,000	1,089,991
Tricon American Homes Trust
Series 2017-SFR2 A (a)	01/18/2036	2.93%	97,036	98,683
Series 2017-SFR2 B (a)	01/18/2036	3.28%	400,000	406,252
Verizon Owner Trust
Series 2018-A A1A	04/20/2023	3.23%	87,726	88,055
Series 2019-B A1A	12/20/2023	2.33%	745,332	752,099
Series 2020-A A1A	07/20/2024	1.85%	1,180,000	1,195,566
VSE VOI Mortgage LLC, 2018-A A (a)	02/20/2036	3.56%	349,766	364,776
TOTAL ASSET BACKED SECURITIES (Cost $22,721,913)				22,795,186

CORPORATE BONDS: 21.49
Agriculture: 0.34%
BAT Capital Corp.	08/15/2024	3.22%	225,000	238,491
BAT International Finance PLC (b)	03/25/2026	1.67%	685,000	685,095
				923,586
Auto Manufacturers: 0.69%
Daimler Finance North America LLC (a)	03/10/2023	1.75%	500,000	509,045
General Motors Financial Co., Inc.	06/20/2025	2.75%	720,000	752,504
Volkswagen Group of America Finance LLC (a)	11/22/2023	0.88%	625,000	628,080
				1,889,629
Banks: 11.62%
Banco Santander SA (b)	02/23/2023	3.13%	540,000	559,197
Banco Santander SA (b)	05/28/2025	2.75%	230,000	241,180
Bank of America Corp.	01/11/2023	3.30%	865,000	897,631
Bank of America Corp. (SOFR + 1.460%) (c)	05/19/2024	1.49%	800,000	811,801
Bank of America Corp. (SOFR + 0.740%) (c)	10/24/2024	0.81%	800,000	802,704
Bank of America Corp. (SOFR + 0.690%) (c)	04/22/2025	0.98%	660,000	663,421
Bank of America Corp. (SOFR + 1.150%) (c)	06/19/2026	1.32%	1,070,000	1,069,819
Bank of America Corp. (SOFR + 1.010%) (c)	10/24/2026	1.20%	925,000	917,693
Barclays PLC (1 Year CMT Rate + 0.800%) (b)(c)	12/10/2024	1.01%	625,000	627,819
BNP Paribas SA (3 Month LIBOR USD + 1.111%) (a)(b)(c)	11/19/2025	2.82%	550,000	576,417
Citigroup, Inc. (3 Month LIBOR USD + 0.722%) (c)	01/24/2023	3.14%	495,000	499,146
Citigroup, Inc. (3 Month LIBOR USD + 1.023%) (c)	06/01/2024	4.04%	435,000	460,038
Citigroup, Inc. (SOFR + 0.686%) (c)	10/30/2024	0.78%	965,000	968,619
Citigroup, Inc. (SOFR + 0.669%) (c)	05/01/2025	0.98%	550,000	551,706
Citigroup, Inc. (SOFR + 0.765%) (c)	01/28/2027	1.12%	350,000	344,969
Cooperatieve Rabobank UA (b)	11/09/2022	3.95%	310,000	321,776
Credit Suisse AG (b)	05/05/2023	1.00%	565,000	570,170
Credit Suisse AG (b)	08/09/2023	0.52%	200,000	200,190
Danske Bank A/S (1 Year CMT Rate + 1.730%) (a)(b)(c)	01/12/2023	5.00%	630,000	637,303
Deutsche Bank NY (b)	05/28/2024	0.90%	310,000	309,672
Federation des Caisses Desjardins du Quebec (a)(b)	09/26/2023	1.95%	700,000	711,684
Federation des Caisses Desjardins du Quebec (a)(b)	05/21/2024	0.70%	550,000	549,216
Goldman Sachs Group, Inc.	02/23/2023	3.20%	1,755,000	1,818,180
Goldman Sachs Group, Inc. (SOFR + 0.572%) (c)	03/08/2024	0.67%	3,285,000	3,288,975
Goldman Sachs Group, Inc.	04/01/2025	3.50%	225,000	241,821
Goldman Sachs Group, Inc. (SOFR + 0.789%) (c)	12/09/2026	1.09%	165,000	162,530
HSBC Bank Canada (a)(b)	09/10/2023	1.65%	1,130,000	1,145,105
HSBC Holdings PLC (SOFR + 1.929%) (b)(c)	06/04/2026	2.10%	965,000	985,780
ING Groep NV (b)	04/09/2024	3.55%	540,000	578,373
JP Morgan Chase & Co.	01/25/2023	3.20%	465,000	482,676
JP Morgan Chase & Co. (SOFR + 0.420%) (c)	02/16/2025	0.56%	350,000	348,503
JP Morgan Chase & Co. (SOFR + 0.540%) (c)	06/01/2025	0.82%	400,000	399,873
JP Morgan Chase & Co. (SOFR + 0.800%) (c)	11/19/2026	1.05%	375,000	369,166
JP Morgan Chase & Co. (SOFR + 0.695%) (c)	02/04/2027	1.04%	590,000	578,442
Mitsubishi UFJ Financial Group, Inc. (1 Year CMT Rate + 0.680%) (b)(c)	09/15/2024	0.85%	660,000	662,884
Morgan Stanley	01/23/2023	3.13%	930,000	962,629
Morgan Stanley (SOFR + 0.455%) (c)	01/25/2024	0.53%	1,365,000	1,365,910
Morgan Stanley (SOFR + 0.616%) (c)	04/05/2024	0.73%	1,035,000	1,038,447
Morgan Stanley (SOFR + 0.525%) (c)	05/30/2025	0.79%	175,000	174,438
NatWest Markets PLC (a)(b)	05/21/2023	2.38%	370,000	381,379
NatWest Markets PLC (a)(b)	08/12/2024	0.80%	200,000	199,566
Svenska Handelsbanken AB (a)(b)	06/30/2023	0.63%	405,000	406,914
Svenska Handelsbanken AB (a)(b)	06/11/2024	0.55%	250,000	249,349
Toronto-Dominion Bank (b)	09/10/2024	0.70%	420,000	419,102
UBS AG/London (a)(b)	04/21/2022	1.75%	440,000	443,125
UBS AG/London (a)(b)	06/01/2023	0.38%	440,000	439,438
UBS AG/London (a)(b)	08/09/2024	0.70%	600,000	599,184
UBS Group AG (1 Year CMT Rate + 0.830%) (a)(b)(c)	07/30/2024	1.01%	200,000	201,280
Wells Fargo & Co.	02/13/2023	3.45%	625,000	650,419
				31,885,659
Biotechnology: 0.36%
Gilead Sciences, Inc.	09/29/2023	0.75%	360,000	360,017
Royalty Pharma PLC (b)	09/02/2023	0.75%	625,000	626,993
				987,010
Chemicals: 0.20%
DuPont de Nemours, Inc.	11/15/2023	4.21%	345,000	370,452
Westlake Chemical Corp.	08/15/2024	0.88%	190,000	190,245
				560,697
Diversified Financial Services: 1.30%
AerCap Ireland Capital/Global Aviation Trust (b)	01/15/2025	3.50%	700,000	736,334
AerCap Ireland Capital/Global Aviation Trust (b)	01/30/2026	1.75%	235,000	232,505
Air Lease Corp.	07/03/2023	3.88%	230,000	241,883
Air Lease Corp.	02/01/2024	4.25%	150,000	160,975
Capital One Bank	02/15/2023	3.38%	290,000	301,616
GE Capital International Funding Co Unlimited Co. (b)	11/15/2025	3.37%	1,555,000	1,684,844
Private Export Funding Corp.	06/15/2025	3.25%	200,000	214,122
				3,572,279
Electric: 0.49%
Eversource Energy	08/15/2025	0.80%	75,000	73,816
Exelon Generation Co. LLC	03/15/2022	3.40%	95,000	96,044
Exelon Generation Co. LLC	06/01/2025	3.25%	70,000	74,628
Southern California Edison Co.	08/01/2023	0.70%	460,000	460,502
Southern California Edison Co.	04/01/2024	1.10%	635,000	638,017
				1,343,007
Food: 0.08%
Conagra Brands, Inc.	08/11/2023	0.50%	220,000	219,979

Healthcare - Products: 0.34%
DH Europe Finance II Sarl (b)	11/15/2024	2.20%	405,000	421,608
PerkinElmer, Inc.	09/15/2024	0.85%	520,000	520,023
				941,631
Healthcare - Services: 0.53%
Humana, Inc.	08/03/2023	0.65%	910,000	910,579
UnitedHealth Group, Inc.	05/15/2024	0.55%	555,000	555,019
				1,465,598
Insurance: 1.12%
Equitable Financial Life Global (a)	11/17/2023	0.50%	200,000	200,035
Equitable Financial Life Global (a)	07/07/2025	1.40%	380,000	381,925
Metropolitan Life Global Funding I (a)	06/07/2024	0.55%	570,000	568,848
Metropolitan Life Global Funding I (a)	07/02/2025	0.95%	325,000	321,050
Principal Life Global Funding II (a)	04/12/2024	0.75%	525,000	525,642
Protective Life Global Funding (a)	07/05/2024	0.78%	750,000	750,247
Voya Financial, Inc.	07/15/2024	3.13%	320,000	339,061
				3,086,808
Miscellaneous Manufacturing: 0.14%
Parker-Hannifin Corp.	06/14/2024	2.70%	355,000	372,628

Oil & Gas: 0.32%
Atmos Energy Corp. (3 Month LIBOR USD + 0.380%) (c)	03/09/2023	0.50%	200,000	200,027
Diamondback Energy, Inc.	12/01/2024	2.88%	300,000	314,951
Phillips 66	02/15/2024	0.90%	370,000	370,092
				885,070
Packaging & Containers: 0.24%
Amcor Finance, Inc.	04/28/2026	–%	305,000	332,724
Berry Global, Inc. (a)	02/15/2024	0.95%	330,000	330,373
				663,097
Pharmaceuticals: 1.24%
AbbVie, Inc.	11/21/2022	2.30%	425,000	433,713
AbbVie, Inc.	11/21/2024	2.60%	985,000	1,035,304
AbbVie, Inc.	05/14/2026	3.20%	200,000	215,717
Astrazeneca Finance LLC	05/28/2024	0.70%	670,000	670,821
Bristol-Myers Squibb Co.	11/13/2023	0.54%	395,000	395,071
CVS Health Corp.	08/12/2024	3.38%	615,000	656,146
				3,406,772
Pipelines: 0.42%
Enbridge, Inc. (b)	10/04/2023	0.55%	280,000	280,061
Energy Transfer Operating LP	05/15/2025	2.90%	165,000	172,894
MPLX LP	03/01/2026	1.75%	490,000	492,816
ONEOK, Inc.	09/01/2024	2.75%	210,000	220,068
				1,165,839
Real Estate Investment Trusts: 0.70%
American Tower Corp.	09/15/2025	1.30%	880,000	879,842
Brixmor Operating Partnership LP	06/15/2024	3.65%	225,000	240,243
Camden Property Trust	12/15/2022	2.95%	395,000	404,011
Crown Castle International Corp.	07/15/2025	1.35%	170,000	170,741
Kilroy Realty LP	01/15/2023	3.80%	210,000	217,310
				1,912,147
Software: 0.25%
Roper Technologies, Inc.	09/15/2024	2.35%	205,000	214,600
VMware, Inc.	08/15/2024	1.00%	465,000	466,531
				681,131
Telecommunications: 1.11%
NBN Co. Ltd. (a)(b)	10/08/2024	0.88%	435,000	433,622
NTT Finance Corp. (a)(b)	04/03/2026	1.16%	360,000	357,784
T-Mobile USA, Inc.	04/15/2025	3.50%	1,070,000	1,152,348
Verizon Communications, Inc.	11/20/2025	0.85%	670,000	662,410
Verizon Communications, Inc.	03/20/2026	1.45%	425,000	428,935
				3,035,099
TOTAL CORPORATE BONDS (Cost $58,599,799)				58,997,666

MORTGAGE BACKED SECURITIES: 9.95%
ACRE Commercial Mortgage Trust, 2021-FL4 A (1 Month LIBOR USD + 0.830%) (a)(b)(c)	12/18/2037	0.92%	443,909	442,351
Alen Mortgage Trust, 2021-ACEN A (1 Month LIBOR USD + 1.150%) (a)(c)	04/15/2038	1.23%	600,000	600,565
Angel Oak Mortgage Trust, 2020-1 M1 (a)(d)	12/25/2059	3.16%	418,000	419,151
BSREP Commercial Mortgage Trust, 2021-DC A (1 Month LIBOR USD + 0.950%) (a)(c)	08/16/2038	1.03%	335,000	335,676
BX Commercial Mortgage Trust, 2019-XL A (1 Month LIBOR USD + 0.920%) (a)(c)	10/15/2036	1.00%	455,090	455,970
Comm Mortgage Trust
Series 2013-CR6 A4	03/10/2046	3.10%	185,000	188,106
Series 2013-CR6 AM (a)	03/12/2046	3.15%	1,000,000	1,023,517
Series 2013-CR10 A4 (d)	08/10/2046	4.21%	185,000	195,677
Series 2013-CR11 B (d)	08/12/2050	5.28%	575,000	616,758
Credit Suisse Mortgage Capital Certificates, 2019-ICE4 A (1 Month LIBOR USD + 0.980%) (a)(c)	05/15/2036	1.06%	1,000,000	1,002,866
Fannie Mae Aces
Series 2015-M17 FA (1 Month LIBOR USD + 0.930%) (c)	11/25/2022	1.02%	588,849	589,272
Series 2014-M11 1A (d)	08/25/2024	3.23%	505,826	536,106
Fannie Mae Connecticut Avenue Securities
Series 2014-C03 1M2 (1 Month LIBOR USD + 3.000%) (c)	07/25/2024	3.09%	47,776	48,603
Series 2017-C02 2ED3 (1 Month LIBOR USD + 1.350%) (c)	09/25/2029	1.44%	209,949	211,233
Series 2017-C05 1M2 (1 Month LIBOR USD + 2.200%) (c)	01/25/2030	2.29%	353,745	361,491
Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	0.54%	400,000	396,518
FHLMC Multifamily Structured Pass Through Certificates, KF08 A (1 Month LIBOR USD + 0.300%) (c)	01/25/2022	0.38%	343,586	343,358
Freddie Mac STACR Trust
Series 2018-DNA2 M2A (1 Month LIBOR USD + 2.150%) (a)(c)	12/26/2030	2.24%	400,000	403,283
Series 2018-DNA3 M2A (1 Month LIBOR USD + 2.100%) (a)(c)	09/25/2048	2.19%	300,000	303,024
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA2 M1 (1 Month LIBOR USD + 1.200%) (c)	10/25/2029	1.29%	119,194	119,233
Series 2018-HRP2 M3 (1 Month LIBOR USD + 2.400%) (a)(c)	02/25/2047	2.49%	400,000	407,291
Series 2019-HRP1 M2 (1 Month LIBOR USD + 1.400%) (a)(c)	02/25/2049	1.49%	658,330	662,319
FRESB Multifamily Mortgage Pass Through Certificates
Series 2016-SB17 A7F (d)	05/25/2023	2.15%	482,273	488,265
Series 2017-SB31 A7F (d)	01/25/2024	2.46%	632,858	651,924
Series 2017-SB32 A7F (d)	04/25/2024	2.44%	831,312	849,038
Series 2019-SB67 A5F (d)	07/25/2024	2.09%	935,834	949,807
GCT Commercial Mortgage Trust, 2021-GCT A (1 Month LIBOR USD + 0.800%) (a)(c)	02/15/2038	0.88%	750,000	750,756
GS Mortgage Securities Trust
Series 2015-GC28 A5	02/10/2048	3.40%	1,000,000	1,070,805
Series 2015-GC32 AS (d)	07/10/2048	4.02%	1,000,000	1,085,276
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-MHC A (1 Month LIBOR USD + 0.800%) (a)(c)	04/15/2038	0.88%	803,162	805,760
Series 2013-C13 A4 (d)	01/18/2046	3.99%	513,180	538,237
Series 2014-C22 AS	09/17/2047	4.11%	685,000	728,725
Series 2013-C10 AS	12/17/2047	3.37%	200,000	206,217
KKR Industrial Portfolio Trust, 2020-AIP D (1 Month LIBOR USD + 2.030%) (a)(c)	03/16/2037	2.11%	289,262	289,443
Merit, 2020-HILL A (1 Month LIBOR USD + 1.150%) (a)(c)	08/17/2037	1.23%	1,273,096	1,273,497
Natixis Commercial Mortgage Securities Trust, 2018-285M A (a)(d)	11/15/2032	3.92%	1,000,000	1,023,684
OPG TRUST, 2021-PORT B (a)(c)	10/15/2036	0.81%	750,000	743,778
PKHL Commercial Mortgage Trust, 2021-MF A (1 Month LIBOR USD + 0.880%) (a)(c)	07/15/2038	0.96%	1,000,000	1,000,299
Sequoia Mortgage Trust
Series 2020-1 A4 (a)	02/25/2050	3.50%	46,171	46,227
Series 2020-2 A4 (a)	03/25/2050	3.50%	156,273	157,058
UBS Commercial Mortgage Trust, 2012-C1 A3	05/12/2045	3.40%	850,269	851,963
Verus Securitization Trust
Series 2020-1 A1 (a)(d)	01/25/2060	2.42%	279,051	282,380
Series 2020-1 A3 (a)(d)	01/25/2060	2.72%	379,920	383,961
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 AS	10/17/2045	3.54%	165,000	168,814
Series 2015-NXS2 A-4	07/17/2058	3.50%	1,000,000	1,060,078
WFRBS Commercial Mortgage Trust
Series 2013-C13 AS	05/17/2045	3.35%	165,000	170,138
Series 2013-C14 A5	06/15/2046	3.34%	185,000	192,548
Series 2014-C24 A5	11/18/2047	3.61%	1,000,000	1,066,269
Series 2013-C12 AS	03/17/2048	3.56%	780,000	808,743
TOTAL MORTGAGE BACKED SECURITIES (Cost $27,096,391)				27,306,058

MUNICIPAL BONDS: 0.82%
City of Sacramento CA Water Revenue	09/01/2023	1.61%	555,000	567,391
HAWAII ST	08/01/2025	–%	720,000	720,778
Pennsylvania State University	09/01/2023	1.35%	940,000	957,105
TOTAL MUNICIPAL BONDS (Cost $2,215,000)				2,245,274

U.S. GOVERNMENT AGENCY ISSUES: 9.42%
Federal Farm Credit Banks	05/10/2023	0.13%	1,105,000	1,103,790
Federal Farm Credit Banks	08/14/2023	1.60%	2,270,000	2,325,086
Federal Home Loan Banks	06/10/2022	2.13%	2,620,000	2,657,204
Federal Home Loan Banks	06/10/2022	2.75%	3,180,000	3,239,331
Federal Home Loan Banks	12/09/2022	3.00%	4,500,000	4,654,199
Federal Home Loan Banks	06/14/2024	1.75%	2,200,000	2,274,797
Federal Home Loan Banks	04/14/2025	0.50%	1,700,000	1,689,377
Federal Home Loan Mortgage Corp.	05/19/2023	0.25%	1,330,000	1,329,168
Federal Home Loan Mortgage Corp.	08/24/2023	0.25%	1,700,000	1,699,258
Federal Home Loan Mortgage Corp.	09/08/2023	0.25%	535,000	534,584
Federal National Mortgage Association	09/06/2022	1.38%	2,310,000	2,336,977
Federal National Mortgage Association	07/10/2023	0.25%	2,000,000	1,999,495
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $25,527,519)				25,843,266

U.S. GOVERNMENT NOTES: 29.54%
United States Treasury Note	01/31/2023	2.38%	1,220,000	1,255,980
United States Treasury Note	03/31/2023	0.13%	19,165,000	19,147,033
United States Treasury Note	03/31/2023	1.50%	11,470,000	11,694,920
United States Treasury Note	05/15/2023	1.75%	6,710,000	6,876,964
United States Treasury Note	06/30/2023	2.63%	3,170,000	3,301,753
United States Treasury Note	08/31/2023	0.13%	7,450,000	7,429,629
United States Treasury Note	05/15/2024	0.25%	560,000	557,222
United States Treasury Note	06/15/2024	0.25%	3,860,000	3,837,986
United States Treasury Note	06/30/2024	2.00%	2,390,000	2,489,614
United States Treasury Note	08/15/2024	0.38%	8,125,000	8,094,531
United States Treasury Note	09/15/2024	0.38%	5,385,000	5,361,020
United States Treasury Note	09/30/2024	1.50%	8,620,000	8,870,182
United States Treasury Note	01/31/2025	1.38%	1,000,000	1,024,961
United States Treasury Note	02/15/2025	7.63%	900,000	1,110,727
TOTAL U.S. GOVERNMENT NOTES (Cost $80,837,960)				81,052,522

SHORT TERM INVESTMENT: 5.28%			Shares
MONEY MARKET FUND: 5.28%
STIT-Government & Agency Portfolio, Institutional Class, 0.03% (e)(f)			14,498,618	14,498,618
TOTAL MONEY MARKET FUND (Cost $14,498,618)				14,498,618
TOTAL SHORT TERM INVESTMENT (Cost $14,498,618,)				14,498,618

TOTAL INVESTMENTS (Cost $231,497,200): 84.81%				232,738,590
Other Assets in Excess of Liabilities: 15.19% (g)				41,686,618
TOTAL NET ASSETS: 100.00%				$274,425,208

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2021, the value of these securities total $34,553,659 which represents 12.59% of total net assets.

(b)			Foreign issued security.
(c)			Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2021.
(d)			Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2021.
(e)			The rate quoted is the annualized seven-day effective yield as of September 30, 2021.
(f)			All or a portion of this security is held by LCMT Fund Limited and pledged as collateral for derivative contracts. At September 30, 2021, the value of this security totals $369,751.
(g)			Includes assets and deposits with broker pledged as collateral for derivative contracts. At September, 2021, the value of these assets totals $39,158,077.

CMT			Constant Maturity Treasury
LIBOR			London Interbank Offered Rate
PLC			Public Limited Company
SOFR			Secured Overnight Financing Rate

LoCorr Market Trend Fund
Consolidated Schedule of Open Forward Currency Contracts(a)
September 30, 2021 (Unaudited)

			Currency to be Received		Currency to be Delivered
	Notional	Forward	Currency	U.S. $ Notional Amount as of	Currency	U.S. $ Notional Amount on	Unrealized	Unrealized
	Amount	Settlement Date	Abbreviation	September 30, 2021	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
	$13,822,366	12/17/2021	AUD	$13,738,063	USD	$13,822,366	$–	$(84,303)
	4,988,710	12/17/2021	CAD	5,006,411	USD	4,988,710	17,701	–
	3,788,823	12/17/2021	CHF	3,773,180	USD	3,788,823	–	(15,643)
	15,283,099	12/17/2021	EUR	15,077,954	USD	15,283,099	–	(205,145)
	6,281,855	12/17/2021	GBP	6,169,445	USD	6,281,855	–	(112,410)
	48,391,452	12/17/2021	JPY	47,913,023	USD	48,391,452	–	(478,429)
	18,483,834	12/17/2021	MXN	17,886,565	USD	18,483,834	–	(597,269)
	1,605,122	12/17/2021	NZD	1,572,293	USD	1,605,122	–	(32,829)
Total Purchase Contracts				111,136,934		112,645,261	17,701	(1,526,028)

Sale Contracts:
	$65,438,527	12/17/2021	USD	$64,269,106	AUD	$65,438,527	$1,169,421	$–
	54,580,835	12/17/2021	USD	54,701,815	CAD	54,580,835	–	(120,980)
	39,690,180	12/17/2021	USD	39,445,806	CHF	39,690,180	244,374	–
	114,137,934	12/17/2021	USD	112,051,920	EUR	114,137,934	2,086,014	–
	41,716,132	12/17/2021	USD	40,905,930	GBP	41,716,132	810,202	–
	122,166,659	12/17/2021	USD	121,167,487	JPY	122,166,659	999,172	–
	2,440,427	12/17/2021	USD	2,372,299	MXN	2,440,427	68,128	–
	9,997,597	12/17/2021	USD	9,746,286	NZD	9,997,597	251,311	–
Total Sale Contracts				444,660,649		450,168,291	5,628,622	(120,980)
Net Forward Currency Contracts				$(333,523,715)		$(337,523,030)	$5,646,323	$(1,647,008)
Net Unrealized Appreciation							$3,999,315

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR
CAD	CANADIAN DOLLAR
CHF	SWISS FRANC
EUR	EURO
GBP	BRITISH POUND
JPY	JAPANESE YEN
MXN	MEXICAN PESO
NZD	NEW ZEALAND DOLLAR
USD	U.S. DOLLAR

(a) Bank of America Merrill Lynch is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2021.

LoCorr Market Trend Fund
Consolidated Schedule of Open Futures Contracts
September 30, 2021 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Notional Amount At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
10 Yr Mini JGB	9	Dec-21	$1,225,122	$1,225,469	$-	$(347)
3 Mo Euro Euribor	863	Dec-22	250,962,759	251,057,514	-	(94,755)
90 Day Euro	384	Dec-22	95,524,800	95,597,826	-	(73,026)
Aluminum (a)(b)	159	Dec-21	11,357,569	10,486,108	871,461	-
Australian 10 Yr Bond	433	Dec-21	44,286,249	44,999,088	-	(712,839)
Brent Crude (a)	148	Oct-21	11,589,880	11,008,183	581,697	-
CAC 40 10 Euro Index	184	Oct-21	13,892,181	14,046,392	-	(154,211)
Canadian 10 Yr Bond	627	Dec-21	70,862,980	72,227,993	-	(1,365,013)
Cocoa (a)	21	Dec-21	530,256	518,455	11,801	-
Coffee (a)	91	Dec-21	6,620,250	6,376,097	244,153	-
Copper (a)(b)	49	Dec-21	10,946,906	11,583,417	-	(636,511)
Corn (a)	106	Dec-21	2,844,775	2,944,252	-	(99,477)
Cotton No.2 (a)	70	Dec-21	3,703,000	3,170,837	532,163	-
DAX Index	39	Dec-21	17,266,072	17,674,128	-	(408,056)
Dollar	65	Dec-21	6,125,600	6,027,913	97,687	-
Dow Jones Industrial Average Mini E-Cbot Index	80	Dec-21	13,488,800	13,865,963	-	(377,163)
Euro-Bobl	635	Dec-21	99,247,712	99,816,866	-	(569,154)
Euro-Bund	228	Dec-21	44,849,948	45,479,171	-	(629,223)
Euro-Schatz	635	Dec-21	82,532,347	82,588,122	-	(55,775)
Euro-Stoxx 50 Index	428	Dec-21	20,068,852	20,468,080	-	(399,228)
FTSE 100 Index	321	Dec-21	30,593,981	30,313,874	280,107	-
Gasoline RBOB (a)	106	Oct-21	9,767,688	9,469,598	298,090	-
Hard Red Wheat (a)	130	Dec-21	4,756,375	4,716,777	39,598	-
Heating Oil (a)	153	Oct-21	15,027,201	14,110,312	916,889	-
Japanese 10 Yr Bond	40	Dec-21	54,403,163	54,550,421	-	(147,258)
Long Gilt	433	Dec-21	73,015,549	74,992,360	-	(1,976,811)
Low Sulphur Gasoil (a)	153	Nov-21	10,335,150	9,603,504	731,646	-
Nasdaq 100 E-Mini Index	127	Dec-21	37,293,550	38,653,102	-	(1,359,552)
Natural Gas (a)	161	Oct-21	9,445,870	8,638,301	807,569	-
Nikkei 225 Index	83	Dec-21	21,970,259	22,367,830	-	(397,571)
Russell 2000 Mini Index	5	Dec-21	550,200	560,632	-	(10,432)
S&P 500 E-Mini Index	148	Dec-21	31,803,350	32,512,691	-	(709,341)
Soybean Oil (a)	3	Dec-21	105,642	106,129	-	(487)
Sugar (a)	215	Feb-22	4,897,872	4,737,951	159,921	-
Tokyo Price Index	168	Dec-21	30,650,434	31,021,481	-	(371,047)
U.S. 10 Yr Note	339	Dec-21	44,615,578	45,122,516	-	(506,938)
U.S. 2 Yr Note	18	Dec-21	3,960,984	3,964,386	-	(3,402)
U.S. Long Bond	342	Dec-21	54,452,813	55,513,122	-	(1,060,309)
Wheat (a)	181	Dec-21	6,565,775	6,543,731	22,044	-
WTI Crude (a)	150	Oct-21	11,254,500	10,712,602	541,898	-
Zinc (a)(b)	92	Dec-21	6,870,100	6,913,378	-	(43,278)
Total Purchase Contracts					6,136,724	(12,161,204)

Sale Contracts:
90 Day Sterling	(1,296)	Dec-22	$216,499,859	$217,190,977	$691,118	$-
Aluminum (a)(b)	(24)	Dec-21	1,714,350	1,691,273	-	(23,077)
Copper (a)(b)	(36)	Dec-21	8,042,625	8,407,066	364,441	-
Gold (a)	(109)	Dec-21	19,151,300	19,374,469	223,169	-
Hang Seng Index	(135)	Oct-21	21,264,540	21,044,009	-	(220,531)
Silver (a)	(114)	Dec-21	12,566,790	13,377,506	810,716	-
Soybean (a)	(10)	Nov-21	628,000	639,127	11,127	-
Soybean Meal (a)	(104)	Dec-21	3,418,480	3,804,604	386,124	-
U.S. 5 Yr Note	(148)	Dec-21	18,165,844	18,150,607	-	(15,237)
Zinc (a)(b)	(14)	Dec-21	1,045,450	1,059,106	13,656	-
Total Sale Contracts					2,500,351	(258,845)
Total Futures Contracts					$8,637,075	$(12,420,049)
Net Unrealized Depreciation						$(3,782,974)

(a) Contract held by LCMT Fund Limited.
(b)	London Metal Exchange (‘‘LME’’) futures contracts settle on their respective maturity date.

NOTES

Investment Valuation
Fair Value Measurement Summary
September 30, 2021  (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ‘‘Fund’’ and collectively the ‘‘Funds’’) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.
Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC and Galaxy Plus Fund - CoreCommodity Feeder Fund (558) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of September 30, 2021:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$22,795,186	$-	$22,795,186
Corporate Bonds	-	58,997,666	-	58,997,666
Mortgage Backed Securities	-	27,306,058	-	27,306,058
Municipal Bonds	-	2,245,274	-	2,245,274
U.S. Government Agency Issues	-	25,843,266	-	25,843,266
U.S. Government Notes	-	81,052,522	-	81,052,522
Short Term Investment	14,498,618	-	-	14,498,618
Total Investments	$14,498,618	$218,239,972	$-	$232,738,590

Other Financial Instruments*
Forward Currency Contracts
Purchase	$-	$(1,508,327)	$-	$(1,508,327)
Sale	-	5,507,642	-	5,507,642
Total Forward Currency Contracts	-	3,999,315	-	3,999,315
Futures Contracts
Long	(6,024,480)	-	-	(6,024,480)
Short	2,241,506	-	-	2,241,506
Total Futures Contracts	(3,782,974)	-	-	(3,782,974)
Total Other Financial Instruments	$(3,782,974)	$3,999,315	$-	$216,341

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) at September 30, 2021.

The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.